Investments (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 TWD ($)
Investments [Line Items]
Short-term investment (in New Dollars)	$ 60,994			$ 2,000,000
Gain and loss on investment	87,482		$ (466,262)
Convertible debentures issued	$ 76,605	₨ 6,250,000
Factory Automation Technology Co., Ltd. [Member]
Investments [Line Items]
Percentage of equity interest	3.66%			3.66%